Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Common Stock, par value	$ 0.0001	$ 0.0001
Common Stock, shares authorized	1,500,000,000	1,500,000,000
Common Stock, shares issued	943,703,873	942,568,006
Common Stock, shares outstanding	943,703,873	942,568,006